Note 14 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.51%	0.22%	0.01%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	91 days	91 days	91 days
Volatility	40.00%	34.00%	35.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	1.18%	0.35%	0.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	94 days	94 days	94 days
Volatility	79.00%	48.00%	48.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years
Volatility		34.00%
Employee Stock Option [Member] | Minimum [Member]
Risk-free interest rate	1.84%	1.14%	1.18%
Volatility	37.00%		33.00%
Employee Stock Option [Member] | Maximum [Member]
Risk-free interest rate	1.93%	1.33%	1.50%
Volatility	38.00%		36.00%